Note 8 Financial instruments level 3 sensitivity analysis (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	[1]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets at fair value through other comprehensive income	€ (59,002,000)	€ (62,205,000)	€ (65,374,000)
Potential impact on consolidated income statement [Member] | Most favorable hypothesis [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	48,000	21,000
Non trading financial assets mandatorily at fair value through profit or loss	9,000	5,000
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	0
Financial assets level 3 total	57,000	26,000
Financial liabilities held for trading	12,000	13,000
Financial liabilities level 3 total	12,000	13,000
Potential impact on consolidated income statement [Member] | Most favorable hypothesis [Member] | Loans and receivables, category [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	4,000	2,000
Non trading financial assets mandatorily at fair value through profit or loss	0	0
Potential impact on consolidated income statement [Member] | Most favorable hypothesis [Member] | Debt securities [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	37,000	9,000
Non trading financial assets mandatorily at fair value through profit or loss	3,000	3,000
Potential impact on consolidated income statement [Member] | Most favorable hypothesis [Member] | equity instruments [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0	0
Non trading financial assets mandatorily at fair value through profit or loss	6,000	2,000
Potential impact on consolidated income statement [Member] | Most favorable hypothesis [Member] | Derivatives [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	6,000	9,000
Potential impact on consolidated income statement [Member] | Least favorable hypothesis [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	(89,000)	(117,000)
Non trading financial assets mandatorily at fair value through profit or loss	(85,000)	(114,000)
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	0
Financial assets level 3 total	(173,000)	(230,000)
Financial liabilities held for trading	(13,000)	(18,000)
Financial liabilities level 3 total	(13,000)	(18,000)
Potential impact on consolidated income statement [Member] | Least favorable hypothesis [Member] | Loans and receivables, category [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	(4,000)	(2,000)
Non trading financial assets mandatorily at fair value through profit or loss	0	0
Potential impact on consolidated income statement [Member] | Least favorable hypothesis [Member] | Debt securities [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	(61,000)	(22,000)
Non trading financial assets mandatorily at fair value through profit or loss	(7,000)	(21,000)
Potential impact on consolidated income statement [Member] | Least favorable hypothesis [Member] | equity instruments [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	(17,000)	(83,000)
Non trading financial assets mandatorily at fair value through profit or loss	(78,000)	(92,000)
Potential impact on consolidated income statement [Member] | Least favorable hypothesis [Member] | Derivatives [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	(6,000)	(9,000)
Potential impact on other comprehensive income [Member] | Most favorable hypothesis [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0	0
Non trading financial assets mandatorily at fair value through profit or loss	0	0
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	(48,000)	(34,000)
Financial assets level 3 total	48,000	34,000
Financial liabilities held for trading	0	0
Financial liabilities level 3 total	0	0
Potential impact on other comprehensive income [Member] | Most favorable hypothesis [Member] | Loans and receivables, category [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0	0
Non trading financial assets mandatorily at fair value through profit or loss	0	0
Potential impact on other comprehensive income [Member] | Most favorable hypothesis [Member] | Debt securities [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0	0
Non trading financial assets mandatorily at fair value through profit or loss	0	0
Potential impact on other comprehensive income [Member] | Most favorable hypothesis [Member] | equity instruments [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0	0
Non trading financial assets mandatorily at fair value through profit or loss	0	0
Potential impact on other comprehensive income [Member] | Most favorable hypothesis [Member] | Derivatives [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0	0
Potential impact on other comprehensive income [Member] | Least favorable hypothesis [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0	0
Non trading financial assets mandatorily at fair value through profit or loss	0	0
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	(90,000)	(89,000)
Financial assets level 3 total	(90,000)	(89,000)
Financial liabilities held for trading	0	0
Financial liabilities level 3 total	0	0
Potential impact on other comprehensive income [Member] | Least favorable hypothesis [Member] | Loans and receivables, category [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0	0
Non trading financial assets mandatorily at fair value through profit or loss	0	0
Potential impact on other comprehensive income [Member] | Least favorable hypothesis [Member] | Debt securities [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0	0
Non trading financial assets mandatorily at fair value through profit or loss	0	0
Potential impact on other comprehensive income [Member] | Least favorable hypothesis [Member] | equity instruments [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0	0
Non trading financial assets mandatorily at fair value through profit or loss	0	0
Potential impact on other comprehensive income [Member] | Least favorable hypothesis [Member] | Derivatives [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	€ 0	€ 0

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).